UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09145

Investment Company Act File Number

Eaton Vance New York Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

November 30

Date of Fiscal Year End

August 31, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

New York Municipal Income Trust

August 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 157.4%

Security	Principal Amount (000’s omitted)	Value
Cogeneration — 2.3%
New York City Industrial Development Agency, (Brooklyn Navy Yard Cogeneration Partners, L.P.), (AMT), 5.65%, 10/1/28	$500	$504,625
New York City Industrial Development Agency, (Brooklyn Navy Yard Cogeneration Partners, L.P.), (AMT), 5.75%, 10/1/36	500	504,625
Suffolk County Industrial Development Agency, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	705	705,268

		$1,714,518

Education — 28.8%
New York City Cultural Resources Trust, (The Juilliard School), 5.00%, 1/1/34	$1,490	$1,506,703
New York City Cultural Resources Trust, (The Juilliard School), 5.00%, 1/1/39	325	328,432
New York Dormitory Authority, (Brooklyn Law School), 5.75%, 7/1/33	510	522,964
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/38(1)	4,000	4,712,280
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/41	725	775,482
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/34	510	523,587
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/39	2,000	2,052,460
New York Dormitory Authority, (Culinary Institute of America), 5.50%, 7/1/33	220	246,400
New York Dormitory Authority, (Fordham University), Prerefunded to 7/1/21, 5.50%, 7/1/36	1,000	1,103,670
New York Dormitory Authority, (New York University), 5.00%, 7/1/39(1)	4,000	4,631,800
New York Dormitory Authority, (Skidmore College), 5.00%, 7/1/27	325	350,314
New York Dormitory Authority, (Skidmore College), 5.25%, 7/1/29	400	434,684
New York Dormitory Authority, (The New School), Prerefunded to 7/1/20, 5.50%, 7/1/40	2,000	2,133,500
Onondaga Civic Development Corp., (Le Moyne College), 5.20%, 7/1/29	280	293,476
Onondaga Civic Development Corp., (Le Moyne College), 5.375%, 7/1/40	735	766,899
Onondaga County Cultural Resources Trust, (Syracuse University), 5.00%, 12/1/38	1,205	1,346,997

		$21,729,648

Electric Utilities — 8.0%
Long Island Power Authority, Electric System Revenue, Prerefunded to 5/1/19, 6.00%, 5/1/33	$1,420	$1,461,308
Utility Debt Securitization Authority, 5.00%, 12/15/36(1)	4,000	4,578,440

		$6,039,748

Escrowed/Prerefunded — 8.1%
Brooklyn Arena Local Development Corp., (Barclays Center), Prerefunded to 1/15/20, 6.25%, 7/15/40	$380	$403,902
Metropolitan Transportation Authority, Dedicated Tax Revenue, Prerefunded to 11/15/19, 5.00%, 11/15/34	1,500	1,560,975
New York City, Prerefunded to 10/15/18, 6.25%, 10/15/28	955	960,071
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), Prerefunded to 5/1/21, 5.00%, 5/1/32	1,000	1,084,220

Security	Principal Amount (000’s omitted)	Value
Onondaga Civic Development Corp., (St. Joseph’s Hospital Health Center), Prerefunded to 7/1/22, 5.00%, 7/1/42	$1,000	$1,112,960
Triborough Bridge and Tunnel Authority, Prerefunded to 11/15/18, 5.25%, 11/15/34(1)	1,025	1,032,647

		$6,154,775

General Obligations — 7.5%
Illinois, 5.00%, 12/1/34	$1,300	$1,367,678
New York, 5.00%, 2/15/34(1)	4,000	4,281,880
New York City, 6.25%, 10/15/28	45	45,238

		$5,694,796

Hospital — 7.4%
Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 5.75%, 7/1/30	$130	$140,357
Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 5.75%, 7/1/40	960	1,032,509
Jefferson County Civic Facility Development Corp., (Samaritan Medical Center), 4.00%, 11/1/47	1,000	966,510
New York Dormitory Authority, (Mount Sinai Hospital), 5.00%, 7/1/26	1,000	1,053,950
New York Dormitory Authority, (Orange Regional Medical Center), Prerefunded to 12/1/18, 6.125%, 12/1/29	415	419,536
New York Dormitory Authority, (Orange Regional Medical Center), Prerefunded to 12/1/18, 6.25%, 12/1/37	835	844,369
Suffolk County Economic Development Corp., (Catholic Health Services of Long Island Obligated Group), 5.00%, 7/1/28	1,065	1,143,405

		$5,600,636

Housing — 4.8%
New York Housing Finance Agency, 5.25%, 11/1/41	$1,000	$1,018,720
New York Housing Finance Agency, (FNMA), (AMT), 5.40%, 11/15/42	2,625	2,628,124

		$3,646,844

Industrial Development Revenue — 6.9%
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	$980	$1,213,328
Niagara Area Development Corp., (Covanta), (AMT), 4.75%, 11/1/42(2)(3)	2,500	2,512,525
Niagara Area Development Corp., (Covanta), (AMT), 5.25%, 11/1/42(2)	1,490	1,500,713

		$5,226,566

Insured-Education — 2.0%
New York Dormitory Authority, (City University), (AMBAC), 5.50%, 7/1/35	$1,250	$1,548,713

		$1,548,713

Insured-Electric Utilities — 1.9%
Long Island Power Authority, Electric System Revenue, (BHAC), Prerefunded to 4/1/19, 5.75%, 4/1/33	$1,365	$1,398,306

		$1,398,306

Insured-Other Revenue — 5.3%
New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/31	$2,645	$1,721,207
New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/32	3,625	2,258,085

		$3,979,292

Insured-Transportation — 3.0%
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AGM), (AMT), 4.00%, 7/1/37	$1,000	$1,015,020
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AGM), (AMT), 4.00%, 7/1/46	1,250	1,262,237

		$2,277,257

Security	Principal Amount (000’s omitted)	Value
Lease Revenue/Certificates of Participation — 13.8%
Hudson Yards Infrastructure Corp., 5.00%, 2/15/42(1)	$4,000	$4,532,200
Monroe County Industrial Development Agency, (Rochester Schools Modernization), 5.00%, 5/1/31	5,000	5,906,250

		$10,438,450

Other Revenue — 15.1%
Brooklyn Arena Local Development Corp., (Barclays Center), 0.00%, 7/15/31	$3,120	$1,915,368
New York City Transitional Finance Authority, (Building Aid), 5.00%, 7/15/37(1)	5,200	6,000,280
New York Liberty Development Corp., (3 World Trade Center), 5.00%, 11/15/44(2)	1,300	1,368,445
New York Liberty Development Corp., (7 World Trade Center), 5.00%, 3/15/44	2,000	2,150,300

		$11,434,393

Senior Living/Life Care — 2.2%
New York Dormitory Authority, (Miriam Osborn Memorial Home Association), 5.00%, 7/1/42	$120	$122,323
Suffolk County Economic Development Corp., (Peconic Landing at Southold, Inc.), 6.00%, 12/1/40	905	966,359
Tompkins County Development Corp., (Kendal at Ithaca, Inc.), 4.00%, 7/1/34	100	100,500
Tompkins County Development Corp., (Kendal at Ithaca, Inc.), 4.25%, 7/1/32	230	234,543
Tompkins County Development Corp., (Kendal at Ithaca, Inc.), 4.50%, 7/1/42	230	234,763

		$1,658,488

Special Tax Revenue — 19.2%
New York City Transitional Finance Authority, Future Tax Revenue, 5.50%, 11/1/35(1)	$1,185	$1,276,482
New York City Transitional Finance Authority, Future Tax Revenue, Prerefunded to 11/1/20, 5.50%, 11/1/35(1)	915	986,644
New York Dormitory Authority, Personal Income Tax Revenue, Prerefunded to 3/15/19, 5.25%, 3/15/38	1,000	1,019,690
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/43(1)	4,000	4,597,880
New York Thruway Authority, Fuel Tax Revenue, 5.00%, 4/1/30(1)	6,000	6,593,520

		$14,474,216

Transportation — 8.9%
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C & D Redevelopment), (AMT), 4.00%, 1/1/36	$400	$405,272
Port Authority of New York and New Jersey, 5.00%, 10/15/36(1)	4,000	4,593,200
Triborough Bridge and Tunnel Authority, 5.25%, 11/15/34(1)	1,715	1,727,622

		$6,726,094

Water and Sewer — 12.2%
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/46(1)	$4,000	$4,509,720
Suffolk County Water Authority, 5.00%, 6/1/36(1)	4,000	4,734,160

		$9,243,880

Total Tax-Exempt Investments — 157.4% (identified cost $113,365,924)		$118,986,620

Corporate Bonds & Notes — 2.0%

Security	Principal Amount (000’s omitted)	Value
Hospital — 2.0%
NYU Hospitals Center, 4.168%, 7/1/37	$1,500	$1,500,137

Total Corporate Bonds & Notes — 2.0% (identified cost $1,520,312)		$1,500,137

Miscellaneous — 1.0%

Security	Units	Value
Real Estate — 1.0%
CMS Liquidating Trust(2)(4)(5)	257	$736,351

Total Miscellaneous — 1.0% (identified cost $822,400)		$736,351

Total Investments — 160.4% (identified cost $115,708,636)		$121,223,108

Institutional MuniFund Term Preferred Shares, at Liquidation Value (net of unamortized deferred offering costs) — (5.2)%		$(3,931,345)

Other Assets, Less Liabilities — (55.2)%		$(41,712,096)

Net Assets Applicable to Common Shares — 100.0%		$75,579,667

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Trust invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2018, 7.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.2% to 3.3% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At August 31, 2018, the aggregate value of these securities is $6,118,034 or 8.1% of the Trust’s net assets applicable to common shares.

(3)	When-issued security.

(4)	Non-income producing.

(5)	For fair value measurement disclosure purposes, security is categorized as Level 3.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

FNMA	-	Federal National Mortgage Association

The Trust did not have any open derivative instruments at August 31, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2018, the hierarchy of inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Tax-Exempt Investments	$—	$118,986,620	$—	$118,986,620
Corporate Bonds & Notes	—	1,500,137	—	1,500,137
Miscellaneous	—	—	736,351	736,351
Total Investments	$—	$120,486,757	$736,351	$121,223,108

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Trust.

Level 3 investments at the beginning and/or end of the period in relation to net assets applicable to common shares were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended August 31, 2018 is not presented.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance New York Municipal Income Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	October 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	October 22, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	October 22, 2018